Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

22.        Share-based compensation

First Share Option Plan

The Company offers to its managers and executives a Share Option Plan with general conditions for the granting of share options issued by the Company to the participants appointed by the Board of Directors who, at its discretion, fulfill the conditions for participation, thereby aligning the interests of the participants to the interests of its stockholders, so as to maximize the Company’s results and increase the economic value of its shares, thus generating benefits for the participants and other stockholders. It also provides participants with a long-term incentive, increasing their motivation and enabling the Company to retain quality human capital.

The Share Option Plan was approved on June 8, 2017 and comprises the granting of up to 25,471,110 (after reverse share split 821,649) common share options with no par value, representing up to approximately five percent (5%) of the number of Company-issued common shares on the Plan’s approval date. The Plan is administered and managed by the Company’s Board of Directors and the SOP Management Committee.

In the event of any change in the number of common shares issued by the Company resulting from any split, reverse split, amortization, repurchase, cancellation or exchange of shares, the Share Options limit stated in the heading shall be automatically adjusted to reflect any new number of Share Options, regardless of the approval of any amendment to this Plan.

The Share Option Plan initially issued by Vitru Brazil and then transferred to the Company upon the corporate reorganization described in Note 1. The transfer did not result in any changes on the Plan nor its balances in the consolidated financial statements.

The amount of options granted by the Company was reduced from 22,218 thousand to 715 thousand as a result of the reverse share split of the corporate reorganization described in Note 1. The original purchase and selling value of each option, as determined in the Share Option Plan, was multiplied by the reverse share split denominator in order to maintain the fair value as it was before the corporate reorganization.

Each share option grants its holder the right to purchase one (1) Company share, strictly under the terms and conditions set forth in that plan. Options are not entitled to dividends on the underlying shares.

In order to satisfy the exercise of share options granted under the plan, the Company may, at the discretion of the Board of Directors issue new shares within the Company’s authorized capital limit or may even sell treasury shares.

The share options granted to a participant are subject to a vesting period so that they are exercisable, subject to the applicable rules set forth in each grant program, in accordance with the schedule (as from each schedule date a given lot of share options shall be exercisable, a “Vesting Date”), where each year, twenty percent (20%) of the share options granted may be exercised.

When exercised, the vested options are settled in shares issued by Company which can be sold by the employee along with controlling shareholders on exit events or hold by the employee until the end of the plan in exchange for cash consideration by selling shares back to the Company. This represents a compound instrument, thus the expense is recognized with an increase in liability, to the limit of its fair value, derived from a formula based on the Company’s performance and remeasured at each reporting date, and any residual difference between the fair value of the compound instrument and the liability as of each reporting date will be attributed to the equity component of the instrument.

Participants have the right to turn all vested options into shares upon payment in cash, paying the Option Exercise Price as defined in the respective program that each participant is associated. The difference between the stipulated price in the program and the fair value of the share at the measurement date is recorded as equity.

Upon an exit event, which may be either a transfer of control of the Company or secondary public offerings of Company-issued shares on the Brazilian or international publicly traded market, all options may become fully vested and may be fully or partially exercised by the participants.

Participants also shall have the right to require the Company to acquire all shares under its ownership to be held in treasury or for cancellation, upon payment, in cash, of the Put Option Exercise Price, for a given period as from the last Vesting Date, provided that no exit event has occurred up to the end of said period.

When all conditions applicable to the buyback of shares provided for in applicable laws and/or regulations are met, the Company shall pay the Participant the price equivalent to a certain amount of multiples of the Company’s EBITDA minus the Net Debt, as set forth in each grant program, recorded as a liability.

a)          Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2020		2019		2018
	Number of	WAEP	Number of	WAEP	Number of	WAEP
	options	per option	options	per option	options	per option
As of January 1	733,136	46.19	640,763	35.96	599,864	30.07
Granted during the year	—	—	167,972	63.86	176,813	53.94
Exercised during the year	(209,179)	37.23	(59,165)	31.62	(47,989)	30.38
Forfeited during the year	(17,681)	17.36	(16,435)	31.62	(87,925)	31.00
As of December 31	506,276	37.95	733,136	46.19	640,763	35.96
Exercisable at December 31	415,462	42.01	544,291	41.54	450,206	33.17
Repurchased during the year (ii)	—	—	(59,165)	37.82
(i)	The number of options and WAEP per option were also retrospectively adjusted due to the reverse share split in the corporate reorganization described in Note 1.1.
(ii)	Represent shares repurchased upon termination of employee.

No options expired during the years ended December 31, 2020 and 2019.

b)          Share options outstanding at the end of the year have the following remaining periods and prices:

	December 31, 2020	December 31, 2019
Weighted average remaining vesting period	1,3 years	2,3 years
Weighted average remaining expiring period	3,3 years	4,3 years
Purchase option exercise price range	R$33.76 – R$100.69	R$1.05 – R$3.13
Weighted average remaining selling period	5,3 years	6,3 years
Expected selling / repurchase price	R$ 90.72	R$3.41

Due to the reverse share split of the corporate reorganization described in Note 1, original purchase and selling value of each option, as determined in the Share Option Plan, was multiplied by the reverse share split denominator in order to maintain the fair value of the total options granted as it was before the corporate reorganization.

c)          Options granted:

No new options from the first Stock Option Plan were granted during the year ended December 31, 2020.

The model inputs for options granted during the year ended December 31, 2019 included:

December 31, 2019
Grant date	September 1, 2019
Expiry date	March 1, 2025
Share price at grant date	R$ 3.02
Exercise price	R$ 3.12
Expected price volatility	406%
Risk-free interest rate	52%
Model used	Black-Scholes

Given the fact that Company’s shares were not publicly traded, the expected price volatility is based on the historical volatility of similar listed entities in the same industry following comparable periods for the remaining life of the options.

d)	The expense recognized for employee services received during the year is as follows:

Expense arising from share-based payment transactions	2020	2019	2018
Equity-settled	—	5,372	2,821
Cash-settled	11,823	21,000	4,629
	11,823	26,372	7,450

The fair value of cash-settled transactions were calculated based on discounted cash flows. They are classified as level 3 fair values in the fair value hierarchy due to the inclusion of unobservable inputs (Note 6).

Second Share Option Plan

The Company offers to its managers and executives a Share Option Plan with general conditions for the granting of share options issued by the Company to the participants appointed by the Board of Directors who, at its discretion, fulfill the conditions for participation, thereby aligning the interests of the participants to the interests of its stockholders, so as to maximize the Company's results and increase the economic value of its shares, thus generating benefits for the participants and other stockholders. It also provides participants with a long-term incentive, increasing their motivation and enabling the Company to retain quality human capital.

The Second Share Option Plan was approved on November 19, 2020 and comprises the granting of common share options with no par value, representing up to approximately five percent (5%) of the number of Company-issued common shares on the Plan’s approval date. The Plan is administered and managed by the Company's Board of Directors.

In order to maintain the economic rights of the Participants, if the number of shares that make up the Company's capital is increased or decreased, including due to the split or reverse share split, the Board of Directors must make the appropriate adjustments to the number of shares to be issued according to the Options that were exercised and those that have not been exercised, except if the change in the number of shares that make up the Company's capital is due to the issuance of new shares due to capital increases or capital reduction and/or repurchase of shares, when no adjustments will be made to the number of shares to be issued in accordance with the Options. No fraction of Shares will be issued under the Plan or due to any of the adjustments provided for in this Section.

Each share option grants its holder the right to purchase one (1) Company share, strictly under the terms and conditions set forth in that plan. Options are not entitled to dividends on the underlying shares.

The share options granted to a participant are subject to a vesting period so that they are exercisable, subject to the applicable rules set forth in each grant program, in accordance with the schedule (as from each schedule date a given lot of share options shall be exercisable, a "Vesting Date"), where each year, a proportion of the share options granted may be exercised.

Participants have the right to turn all vested options into shares upon payment in cash, paying the Option Exercise Price as defined in the respective program that each participant is associated. The difference between the stipulated price in the program and the fair value of the share at the measurement date is recorded as equity.

In the event of a Material Transaction, Relevant Corporate Reorganization or Dissolution occurs and the Participant is Terminated as from such event, the Vesting Period of the Option held by the Terminated Participant will be fully anticipated, so that the Participant must exercise the Options within 60 (sixty) days as of the date of Termination.

a)Set out below are summaries of the number and weighted average exercise prices ("WAEP") of options granted under the plan:

	2020
	Number of	WAEP per
	options	option
As of January 1	—	—
Granted during the year	874,888	0.54
As of December 31	874,888	0.54
Exercisable at December 31	—	—

No options expired during the year ended December 31, 2020.

b)Share options outstanding at the end of the year have the following remaining periods and prices:

December 31,
2020
Weighted average remaining vesting period	3,0 years
Weighted average remaining expiring period	5,7 years
Purchase option exercise price range	R$83.14

c)Options granted during the year ended December 31, 2020

December 31,
2020
Grant date	December 11, 2020
Expiry date	September 9, 2026
Share price at grant date	USD 14,34
Exercise price	USD 16,00
Expected price volatility	50.65%
Risk-free interest rate	5.01%
Model used	Black-Scholes

The expense arising from share-based payment transactions from the Second Stock Options Plan in 2020 was R$ 525